Dispositions and Discontinued Operations - Operating Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									$ 91,567	$ 90,609	$ 120,366
Income (Loss) Before Income Taxes									(10,288)	(35,056)	(14,717)
Income Tax Benefit (Provision)									4,284	13,678	6,141
Income (Loss) from Discontinued Operations, Net of Taxes	1,862	(692)	(2,668)	(4,506)	(3,629)	(1,566)	(10,131)	(6,052)	(6,004)	(21,378)	(8,576)
Delta Towing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									0	9,822	32,653
Income (Loss) Before Income Taxes									0	(15,627)	(4,183)
Income Tax Benefit (Provision)									0	6,019	1,682
Income (Loss) from Discontinued Operations, Net of Taxes									0	(9,608)	(2,501)
Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									28,015	28,180	21,922
Income (Loss) Before Income Taxes									(13,528)	(11,837)	(17,047)
Income Tax Benefit (Provision)									5,435	4,689	6,850
Income (Loss) from Discontinued Operations, Net of Taxes									(8,093)	(7,148)	(10,197)
Domestic Liftboats
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									63,552	52,607	65,791
Income (Loss) Before Income Taxes									3,240	(7,592)	6,513
Income Tax Benefit (Provision)									(1,151)	2,970	(2,391)
Income (Loss) from Discontinued Operations, Net of Taxes									$ 2,089	$ (4,622)	$ 4,122